Cash Distributions and Earnings per Unit (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 59,006	$ 95,898	$ 65,335
Common unit holders
Net income	55,949	93,566	60,506
Weighted average units outstanding (basic and diluted)	66,317,588	58,008,617	45,409,807
Earnings attributable to:
Earnings per unit (basic and diluted):	$ 0.84	$ 1.61	$ 1.33
Earnings per unit - distributed (basic and diluted):	$ 1.82	$ 1.79	$ 1.76
Loss per unit - undistributed (basic and diluted):	$ (0.98)	$ (0.18)	$ (0.43)
Subordinated unit holders
Net income	0	0	3,522
Weighted average units outstanding (basic and diluted)	0	0	7,621,843
Earnings attributable to:
Earnings per unit (basic and diluted):	$ 0	$ 0	$ 0.46
Earnings per unit - distributed (basic and diluted):	$ 0	$ 0	$ 1.75
Loss per unit - undistributed (basic and diluted):	$ 0	$ 0	$ (1.29)
Subordinated Series A unit holders
Net income	$ 0	$ 0	$ 0
Weighted average units outstanding (basic and diluted)	0	0	1,000,000